Convertible Preferred Stock and Stockholders’ Equity (Tables)	11 Months Ended
Dec. 31, 2024
Convertible Preferred Stock and Stockholders’ Equity [Abstract]
Schedule of Convertible Preferred Stock

As of December 31, 2024, convertible preferred stock consisted of the following (in thousands, except share data):

	December 31, 2024
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Common Stock Issuable Upon Conversion
Series B convertible preferred stock	251,504	137,138	2,931	11,428,149

Schedule of Common Stock Reserved for Future Issuance

As of December 31, 2024, the Company had common stock reserved for future issuance as follows:

December 31, 2024
Shares issuable on conversion of Company Series B Preferred Stock	11,428,149
Shares issuable upon exercise of pre-funded warrants	6,202,207
Shares issuable upon exercise of warrant under the Paruka Warrant Obligation	596,930
Outstanding and issued stock options	1,567,760
Outstanding and issued employee warrants	3,054,358
Shares available for grant under 2024 Stock Incentive Plan	4,246,324
Shares available for grant under 2024 Employee Stock Purchase Plan	460,529
Total shares of common stock reserved	27,556,257